Business Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Business Segment Information Based on Net Revenues and Net Income from Operations

The following is the Company’s business segment information as of and for the years ended December 31, 2014, 2013 and 2012 (in thousands).

	2014	2013	2012
Revenues, net:
Workforce	$134,242	$99,963	$78,070
Patient Experience	31,901	28,454	25,166
Provider	4,547	3,857	496

Total revenues, net	$170,690	$132,274	$103,732

	2014	2013	2012
Income from operations:
Workforce	$35,374	$28,203	$23,574
Patient Experience	810	2,819	2,399
Provider	826	277	(156)
Unallocated	(20,635)	(16,633)	(12,358)

Total income from operations	$16,375	$14,666	$13,459

Business Segment Information Based on Assets

	Assets *			Purchases of long-lived assets			Depreciation and amortization
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Workforce	$81,116	$48,514	$34,668	$7,179	$6,243	$5,264	$4,813	$2,829	$2,741
Patient Experience	34,536	34,727	23,978	1,277	726	1,019	1,272	1,068	1,179
Provider	10,976	11,499	12,025	200	67	—	683	683	136
Unallocated	130,634	117,854	103,857	1,546	1,675	2,468	4,163	3,272	2,605

Total	$257,262	$212,594	$174,528	$10,202	$8,711	$8,751	$10,931	$7,852	$6,661

*	Segment assets include accounts and unbilled receivables, prepaid royalties, prepaid and other current assets, other assets, capitalized software development, certain property and equipment, and intangible assets. Cash and cash equivalents and marketable securities are not allocated to individual segments, and are included within Unallocated. A significant portion of property and equipment assets are included within Unallocated.